Document and Entity Information	12 Months Ended
Oct. 31, 2011
Risk/Return:
Document Type	Other
Document Period End Date	May 29, 2012
Registrant Name	NUVEEN INVESTMENT TRUST
Central Index Key	0001013881
Amendment Flag	false
Document Creation Date	May 29, 2012
Document Effective Date	May 29, 2012
Prospectus Date	Oct 31, 2011

NUVEEN NWQ EQUITY INCOME FUND

SUPPLEMENT DATED MAY 29, 2012

TO THE PROSPECTUS DATED OCTOBER 31, 2011

1.	The last sentence of the section “Fund Summary—Nuveen NWQ Equity Income Fund—Principal Investment Strategies” is deleted in its entirety and replaced with the following sentence:

The fund may also invest up to 35% of its net assets in non-U.S. securities, including up to 10% of its net assets in securities of companies located in emerging markets.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
Supplement Text Block	nwqe_SupplementTextBlock

NUVEEN NWQ EQUITY INCOME FUND

SUPPLEMENT DATED MAY 29, 2012

TO THE PROSPECTUS DATED OCTOBER 31, 2011

1.	The last sentence of the section “Fund Summary—Nuveen NWQ Equity Income Fund—Principal Investment Strategies” is deleted in its entirety and replaced with the following sentence:

The fund may also invest up to 35% of its net assets in non-U.S. securities, including up to 10% of its net assets in securities of companies located in emerging markets.

Nuveen NWQ Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	nwqe_SupplementTextBlock

NUVEEN NWQ EQUITY INCOME FUND

SUPPLEMENT DATED MAY 29, 2012

TO THE PROSPECTUS DATED OCTOBER 31, 2011

1.	The last sentence of the section “Fund Summary—Nuveen NWQ Equity Income Fund—Principal Investment Strategies” is deleted in its entirety and replaced with the following sentence:

The fund may also invest up to 35% of its net assets in non-U.S. securities, including up to 10% of its net assets in securities of companies located in emerging markets.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
Document Creation Date	dei_DocumentCreationDate	May 29, 2012